Operating Segments (Details) - Schedule of Segment Revenues and Results - Operating segments [member]	12 Months Ended
	Jun. 30, 2024 MYR (RM)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 MYR (RM)
Schedule of Segment Revenues and Results [Line Items]
Revenue	RM 64,751,592	$ 13,726,701	RM 44,463,195
Net profit	27,525,936	5,835,228	20,555,325
Other gains and losses	(1,260,822)	(267,282)	125,326
Interest income	3,771	799	942
Finance cost	(28,786)	(6,102)	(1,246)
Profit before income tax	26,240,099	5,562,643	20,680,347
Income tax expense	(826,402)	(175,189)	(626,143)
Profit for the year	25,413,697	5,387,454	20,054,204
Business strategy consultancy [Member]
Schedule of Segment Revenues and Results [Line Items]
Revenue	52,647,479	11,160,748	20,789,179
Net profit	22,909,476	4,856,584	6,498,804
Technology development, solutions and consultancy [Member]
Schedule of Segment Revenues and Results [Line Items]
Revenue	8,250,188	1,748,959	19,733,018
Net profit	3,760,825	797,258	11,772,361
Interest Income [Member]
Schedule of Segment Revenues and Results [Line Items]
Revenue	3,193,950	677,086	1,118,641
Net profit	1,056,683	224,006	667,227
Others [Member]
Schedule of Segment Revenues and Results [Line Items]
Revenue	659,975	139,908	2,822,357
Net profit	RM (201,048)	$ (42,620)	RM 1,616,933